Acquisition (Summary of Assets Acquired and Liabilities Assumed in Acquisition, Including Recast Adjustments) (Detail) (USD $) In Thousands, unless otherwise specified														12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Apr. 29, 2011 Scenario, Previously Reported [Member] Park Avenue [Member]	Apr. 29, 2011 Scenario, Previously Reported [Member] First Choice [Member]	Jan. 14, 2011 Scenario, Previously Reported [Member] Oglethorpe [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Genala [Member]	Apr. 29, 2011 Fair Value Adjustments [Member] Park Avenue [Member]		Apr. 29, 2011 Fair Value Adjustments [Member] First Choice [Member]		Jan. 14, 2011 Fair Value Adjustments [Member] Oglethorpe [Member]		Dec. 31, 2012 Fair Value Adjustments [Member] Genala [Member]	Dec. 31, 2010 Scenario, Adjustment [Member]	Apr. 29, 2011 Scenario, Adjustment [Member] Park Avenue [Member]	Apr. 29, 2011 Scenario, Adjustment [Member] First Choice [Member]	Jan. 14, 2011 Scenario, Adjustment [Member] Oglethorpe [Member]	Apr. 29, 2011 Scenario, Actual [Member]		Dec. 31, 2010 Scenario, Actual [Member]	Apr. 29, 2011 Scenario, Actual [Member] Park Avenue [Member]		Jan. 14, 2011 Scenario, Actual [Member] Oglethorpe [Member]		Dec. 31, 2012 Scenario, Actual [Member] Genala [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash and due from banks														$ 41,938																			$ 41,938	[1]
Cash and cash equivalents											66,825	38,018	14,710													38,018	[2]		66,825	[3]	14,710	[4]
Investment securities AFS											132,737	4,588		85,291	(947)	[5]	(20)	[5]			2,344					4,568	[2]		131,790	[3]			87,635	[1]
Loans and leases														43,401							(3,785)												39,616	[1]
Purchased non-covered loans											23,664	1,973	6,532		(5,968)	[6]	(419)	[6]	(3,447)	[6]						1,554	[2]		17,696	[3]	3,085	[4]
Allowance for loan losses														(1,247)							1,247
Covered loans										806,924	408,069	246,451	154,018		(145,152)	[6]	(96,557)	[6]	(73,342)	[6]		(2)	1,380	(1,382)	758	148,512	[2]	806,922	264,297	[3]	81,434	[4]
Premises and equipment														426							590												1,016	[1]
FDIC loss share receivable										278,263					113,683	[7]	59,544	[7]	52,395	[7]		782	2,571	460	(1,292)	60,004	[2]	279,045	116,254	[3]	51,103	[4]
Foreclosed assets														652							(342)												310	[1]
Foreclosed assets covered by FDIC loss share agreements											91,442	2,773	16,554		(59,812)	[8]	(1,102)	[8]	(9,410)	[8]			(450)		(59)	1,671	[2]		31,180	[3]	7,085	[4]
Accrued interest receivable														1,220																			1,220	[1]
Core deposit intangible															5,063	[9]	495	[9]	401	[9]						495	[2]		5,063	[3]	401	[4]
Intangible assets																					1,656												1,656	[1]
Other assets										32,495	5,012	931	1,054	482	(2,035)	[10]	(861)	[10]	(621)	[10]	(26)	884	(1,799)	884	726	954	[2]	33,379	1,178	[3]	1,159	[4]	456	[1]
Total assets acquired											727,749	294,734	192,868	172,163	(95,168)		(38,920)		(34,024)		1,684		1,702	(38)	133	255,776	[2]		634,283	[3]	158,977	[4]	173,847	[1]
Deposits											626,321	293,344	195,067	142,652							882					293,344	[2]		626,321	[3]	195,067	[4]	143,534	[1]
Accrued interest payable and other liabilities														391																			391	[1]
FHLB-Atlanta advances											84,260	4,000			4,559	[11]										4,000	[2]		88,819	[3]
FDIC clawback payable	25,169	24,645	6,904	16,226	15,450	968	923	1,083	1,099	24,606					14,868	[12]	930	[12]	924	[12]		39	77	(38)	133	892	[2]	24,645	14,945	[3]	1,057	[4]
Other liabilities											1,588	478	333		500	[10]	100	[10]	100	[10],[13]			1,625			578	[2]		3,713	[3]	433	[4]
Total liabilities assumed											712,169	297,822	195,400	143,043	19,927		1,030		1,024		882		1,702	(38)	133	298,814	[2]		733,798	[3]	196,557	[4]	143,925	[1]
Net assets acquired											15,580	(3,088)	(2,532)	29,120	(115,095)		(39,950)		(35,048)		802					(43,038)	[2]		(99,515)	[3]	(37,580)	[4]	29,922	[1]
Cash																																	(13,396)	[1]
Asset discount bid											(174,900)	(42,900)	(38,000)
Common stock																																	(14,123)	[1]
Cash received from FDIC	143,997	109,001		42,438	28,646	29,870	12,372	13,062	11,942		159,320	45,988	40,532													45,988	[2]		159,320	[3]	40,532	[4]
Total transaction value																																	(27,519)	[1]
Pre-tax gain																										$ 2,950	[2]		$ 59,805	[3]	$ 2,952	[4]	$ 2,403	[1]

[1]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Genala acquisition.
[2]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.
[3]	Represents the Day 1 Fair Values of the assets acquired and liabilities assumed in the Park Avenue acquisition
[4]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Oglethorpe acquisition.
[5]	Adjustment reflects the fair value adjustment based on the Company's pricing of investment securities AFS.
[6]	Adjustment reflects the fair value adjustments based on the Company's evaluation of the acquired loan portfolio.
[7]	Adjustment reflects the estimated fair value of payments the Company expects to receive from the FDIC under the loss share agreements.
[8]	Adjustment reflects the fair value adjustments based on the Company's evaluation of the acquired foreclosed assets covered by FDIC loss share agreements.
[9]	Adjustment reflects the estimated fair value of the core deposit intangible.
[10]	Adjustment reflects the amount needed to adjust the carrying value of other assets and other liabilities to estimated fair value.
[11]	Adjustment reflects the amount of the prepayment penalty, if any, assessed on early payoff of FHLB-Atlanta advances.
[12]	Adjustment reflects the estimated fair value of payments the Company expects to make to the FDIC under the clawback provisions of the loss share agreements at the conclusion of the term of the loss share agreements.
[13]	Adjustment reflects the amount needed to adjust the carrying value of other assets to estimated fair value.